Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consisted of the following:

	December 31, 2013	December 31, 2012
Receivables from government agencies	127	156
Taxes and other government receivables	56	68
Advances	46	84
Prepayments	54	74
Loans and deposits	13	15
Interest receivable	1	1
Derivative instruments	43	36
Receivables from equity-method investments	8	16
Other current assets	41	68
Total	389	518